INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
Schedule of the Company's intangible assets
	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Purchased software	—	3,368	556
Addition	3,368	3,139	519
Less: amortization	—	(944)	(156)

	3,368	5,563	919

Schedule of estimated annual amortization expense for each of the five succeeding fiscal years
	Amortization
	RMB’000	US$’000
For the years ending December 31,
2014	1,301	215
2015	1,301	215
2016	1,301	215
2017	1,301	215
2018	359	59